ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Accrued expenses	81,407	99,920	15,313
Salaries and welfare payable	21,959	24,701	3,786
Business and other taxes payable	3,822	8,396	1,287
Payable to acquire the non-controlling interests of CCM(HK)	44,963	25,166	3,857
MD Anderson consulting fee payable	41,478	20,391	3,125
Acquisition payable for investment in CMCC	12,657	11,863	1,818
Contractual liabilities	3,190	87,740	13,447
Other payables	67,625	51,913	7,956
	277,101	330,090	50,589